Apr-14-03 04:33pm From- T-498 P.002/002 F-603

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-16443

03056151

NYSE

April 14, 2003

PROCESSED
APR 16 2003
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

APR 14 2003

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MS STRUCTURED ASSET CORP., SATURNS Dow Chemical Company Debenture Backed Series 2003-4 Callable Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 14, 2003. Tentative listing date – April 17, 2003.

Sincerely,

[signature]